Investments in Noncontrolled Entity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Investments in Noncontrolled Entity	Investments in Noncontrolled Entity
Arqit PIPE Investment
On May 12, 2021, the Company entered into a binding term sheet (the “Term Sheet”) and a subscription agreement to commit to contribute $5.0 million to Arqit Limited (“Arqit”) in a PIPE transaction (the “Arqit PIPE Investment”) in exchange for 500,000 ordinary shares at $10.00 per share, subject to and contingent upon the closing of a planned merger transaction (the “Arqit Transaction”) between Arqit and Centricus Acquisition Corp., a SPAC unaffiliated with the Company.
On September 3, 2021, the Arqit Transaction was consummated, and the Company made the Arqit PIPE Investment, which was recorded as a financial asset in investments in the condensed consolidated balance sheets. During the three months ended March 31, 2022, the Company recorded an unrealized loss of $4.2 million from the Arqit PIPE Investment in the condensed consolidated statements of operations and comprehensive loss.
On September 7, 2021, Arqit delivered $5.0 million to the Company as a non-refundable deposit towards an executed launch service agreement for up to five launches, with $1 million of such deposit to be applied towards the price of each remaining launch services commencing with the second launch, if Arqit requires fewer than five launch services, and the remainder to be applied towards the price of the first launch service. As of March 31, 2022 and December 31, 2021, the Company recorded $5.0 million as a customer deposit in non-current deferred revenue on the condensed consolidated balance sheets.
Investments in Noncontrolled Entity
Sky and Space Global Limited Investment
On October 23, 2020, the Company and Sky and Space Global Limited (“SAS”) entered into a settlement agreement to terminate and mutually release the parties from the launch service agreement dated September 16, 2016. The agreement took effect depending on the successful relisting and IPO of SAS on the Australian Stock Exchange (“ASX”) and any additional requirements from regulators.
The settlement agreement also includes a services and reseller agreement, under which the Company will receive a non-refundable fee of AUD 1.0 million per year for its promotion services for three years on a quarterly basis beginning on July 1, 2021 and ending on April 1, 2024, and the Company will pay SAS a fee of AUD 0.1 million for each launch that is resold or referred by SAS. Given the settlement was contingent on events which had not yet occurred as of December 31, 2020, the services and reseller agreement were not recognized in the consolidated financial statements for the year ended December 31, 2020.
On February 16, 2021, under the terms of the settlement agreement, the Company was issued 11,000,000 ordinary shares of SAS Parent at AUD 0.20 per share for a total of 2.2 million AUD, or $1.7 million, which represents 14.7% of ownership in SAS Parent. The Company is also entitled to one observer seat on the board of directors of the parent company of SAS Parent so long as the Company maintains its ownership of 1,000,000 ordinary shares of SAS Parent. The Company does not have significant influence or the ability to exercise significant influence or control over SAS Parent. Therefore, the investment is accounted as a financial asset included in non-current asset in the consolidated balance sheets, with unrealized gain or loss and dividends recognized in the consolidated statement of operations and comprehensive loss. The Company has recognized upon issuance of the 11,000,000 ordinary shares of SAS Parent, an unrealized gain of $1.7 million from the initial investment, with an offset of $0.2 million unrealized loss based on SAS’ fair value as of December 31, 2021, which is recorded in other income, net for the year ended December 31, 2021.
On April 20, 2021, the Company was issued 7,000,000 fully vested call options with a strike price of AUD 0.40 per share, with settlement of the call options contingent upon the successful relisting and IPO of SAS Parent. As the relisting and IPO has not yet occurred as of December 31, 2021, the issuance of the options was not recognized in the consolidated financial statements. The Company also determined the estimated value of such options was not material.
On August 27, 2021, SAS Parent officially discontinued its efforts to be relisted on ASX. On September 8, 2021, the Company amended the services and reseller agreement to remove the condition of SAS Parent to be relisted on ASX resulting in the settlement agreement as well as the services and reseller agreement becoming effective. Accordingly, the $1.2 million deposit from SAS related to the terminated launch service agreement historically recorded in deferred revenue has been released from deferred revenue and recorded as other income, net in the consolidated statements of operations and comprehensive loss. The removal of this condition also relates to the outstanding call options, which as a result of the amendment, can be exercised into shares of SAS Parent regardless of the SAS Parent being relisted on ASX. However, the value of the options are not material for the periods presented. As of December 31, 2021, there were no material changes in the Company’s investment in SAS.
Arqit PIPE Investment
On May 12, 2021, the Company entered into a binding term sheet (the “Term Sheet”) and a subscription agreement to commit to contribute $5.0 million to Arqit Limited (“Arqit”) in a PIPE transaction (the “Arqit PIPE Investment”) in exchange for 500,000 ordinary shares at $10.00 per share, subject to and contingent upon the closing of a planned merger transaction (the “Arqit Transaction”) between Arqit and Centricus Acquisition Corp., a SPAC unaffiliated with the Company. Upon closing of the Arqit Transaction, Arqit will deliver $5.0 million to the Company as a non-refundable deposit to be applied towards the first satellite launch service to be provided by the Company under a yet to be executed launch service agreement, which will be negotiated within sixty days of the closing of the Arqit Transaction.
On September 3, 2021, the Arqit Transaction was consummated, and the Company made the Arqit PIPE Investment, which was recorded as a financial asset in investments in the consolidated balance sheets. Arqit concurrently delivered to the Company $5.0 million non-refundable deposit to be applied towards the first satellite launch service to be provided by the Company under the yet to be executed launch service agreement, which was recorded as deferred revenue in the consolidated balance sheets. The Company and Arqit are currently negotiating the launch service agreement. During the year ended December 31, 2021, the Company recorded an unrealized gain of $6.9 million from the Arqit PIPE Investment in the consolidated statements of operations and comprehensive loss.